Equity Incentive Plans (Summary Of Restricted Share Unit Activity) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of Shares, Outstanding at December 31, 2013 | shares	468,451
Number of Shares, Granted | shares	218,285
Number of Shares, Vested | shares	(295,487)
Number of Shares, Outstanding at December 31, 2014 | shares	390,441
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value, Outstanding at December 31, 2013 | $ / shares	$ 49.29
Weighted Average Grant Date Fair Value, Granted | $ / shares	60.69
Weighted Average Grant Date Fair Value, Vested | $ / shares	50.37
Weighted Average Grant Date Fair Value, Outstanding at December 31, 2014 | $ / shares	$ 54.84
Weighted Average Life Remaining, Outstanding at December 31, 2014	11 months 24 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of Shares, Outstanding at December 31, 2013 | shares	19,685
Number of Shares, Granted | shares	18,036
Number of Shares, Vested | shares	(19,685)
Number of Shares, Outstanding at December 31, 2014 | shares	18,036
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted Average Grant Date Fair Value, Outstanding at December 31, 2013 | $ / shares	$ 53.55
Weighted Average Grant Date Fair Value, Granted | $ / shares	57.57
Weighted Average Grant Date Fair Value, Vested | $ / shares	53.55
Weighted Average Grant Date Fair Value, Outstanding at December 31, 2014 | $ / shares	$ 57.57
Weighted Average Life Remaining, Outstanding at December 31, 2014	4 months 12 days
Unamortized share-based compensation expense | $	$ 346